Asset Retirement Obligations - Schedule of provision for asset retirement obligations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of period	$ 648,578	$ 506,648
Additions	223,036	111,265
Accretion	24,130	30,868
Asset retirement costs	(8,607)	(6,724)
Revisions to estimate	4,616	6,521
Balance at end of period	891,753	648,578
LESS: Current asset retirement obligations	8,683	6,436
Non-current asset retirement obligations	883,070	642,142
Increase in liability due to revision of estimate	$ 4,616	6,521
Increase attributable to change in cost revisions		94,957
Increase attributable to change in timing		382
(Decrease) in liability to do a change in the discount rate		$ 88,818